Finance costs-net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance income
Interest income on deposits	¥ 128,261	¥ 129,435	¥ 2,128
Finance costs
Interest expense on borrowings	(149,279)	(145,968)	(79,454)
Interest expense on lease liabilities	(10,785)	(10,175)	(6,136)
Interest expense on redemption liability	(12,608)	(4,511)
Bank charges	(2,159)	(2,788)	(121)
Total finance costs	(174,831)	(163,442)	(85,711)
Finance costs - net	¥ (46,570)	¥ (34,007)	¥ (83,583)